Commitments and Contingencies - Legal Description (Details)	12 Months Ended
Dec. 31, 2012
Star Gamma And Star Cosmo [Member]
Vessels [Line Items]
Legal matters

In February 2011, Korea Line Corporation ("KLC"), charterers at the time of the vessel Star Gamma and of the vessel Star Cosmo commenced rehabilitation proceedings in Seoul, Korea. Under the rehabilitation plan approved by the KLC's creditors on October 14, 2011, the Company was entitled to receive an amount of $6,839, 37% of which will be repaid in cash over a period of ten years and the remaining 63% shall be converted into KLC's shares. The Company will receive one common share of KLC with par value of KRW 5,000 (approx. $0.0047) for each KRW 100,000 (approx. $0.09) of claim. Based on the terms of the rehabilitation plan, the shares of KLC will be locked up for six months before trade. The Company does not expect that will have either control or significant influence over KLC as a result of the shares entitled to receive under the terms of the rehabilitation plan. In addition, the Company entered into a direct agreement with the KLC under which the Company received an amount of $172 in October 2011 and an amount of $172 in January 2013, as part of the due hire for Star Gamma. Finally, the Company entered into two tripartite agreements with KLC and the sub-charterers of the vessels Star Gamma and Star Cosmo following the exercise of liens on the subhires due to KLC.

Under these agreements the Company received an amount of $86 from Star Gamma subcharter in December 2011 and an amount of $121 in March 2012 from Star Cosmo subcharterer. As of December 31, 2011, the Company determined that an amount of $498 was not recoverable due to the long term time period of KLC's rehabilitation plan and the uncertainty surrounding the continuation of KLC's operations and recognized a corresponding provision which is included under "Bad debt expense" in the accompanying consolidated statements of loss.

On November 19, 2012, the Company received 46,007 shares of KLC as part of the rehabilitation plan described above for the vessel Star Gamma, the shares were sold the same date at the average price of KRW 3,456. The cash proceeds from the sale of the respective shares amounted to $144. In December 2012, the Company also received an amount of $12 and $1 in cash, for Star Gamma and Star Cosmo respectively, pursuant to the terms of the rehabilitation plan. Total amount of $157 is included under "Other operational gain" in the accompanying consolidated statements of loss for the year ended December 31, 2012 (Note 9). The next bunch of 2,872 shares for the vessel Star Cosmo is expected to be released from lock up on June 4, 2013.

Star Epsilon And Star Kappa [Member]
Vessels [Line Items]
Legal matters

The Company commenced arbitration proceedings against Ishhar Overseas that was the previous charterer of the vessels Star Epsilon and Star Kappa. The Company sought damages for repudiations of the charter parties due to early redelivery of the vessel as well as unpaid hire of $1,949. The Company pursued an interim award for such nonpayment of charter hire and an award for the loss of charter hire for the remaining period of the charter parties. Claim submissions were filed. As of December 31, 2011, the Company determined that this amount was not recoverable and recognized a provision for doubtful receivables, amounting to $1,949, which is included under "Bad debt expense" in the accompanying consolidated statements of loss for the year ended December 31, 2011. On September 5, 2012, a settlement agreement was signed between the shipowning companies of Star Epsilon and Star Kappa and Bhatia International Ltd, which is the parent company of Ishhar Overseas. Pursuant to the terms of this agreement the Company will receive an amount of $5,000 in seventeen installments.

The first installment of $500 was received upon the execution of the settlement agreement and the next sixteen monthly installments varying between $250 and $500 will be received the last day of each month beginning from September 30, 2012. As of December 31, 2012 the Company has received an amount of $2,514 under the respective agreement which is included under "Other operational gain" in the accompanying consolidated statement of operations for the year ended December 31, 2012 (Note 9).